CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (430,268)	¥ (326,900)	¥ (276,412)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance cost and debt discount	61,373	48,100	5,917
Depreciation and amortization	741,507	378,130	227,355
Net (gain) loss on disposal of property and equipment	2,212		(62)
Share-based compensation expense	105,877	59,843	64,165
(Reversal of) allowance for doubtful accounts	241		(2,156)
Deferred tax benefit	(36,597)	(11,622)	(10,624)
Changes in operating assets and liabilities, net of effect of acquisitions:
Increase in accounts receivable	(157,708)	(134,631)	(79,383)
Increase in VAT recoverable	(221,390)	(194,335)	(94,588)
Decrease (increase) in prepaid expenses	(14,153)	520	1,034
(Increase) decrease in other current assets	(11,477)	11,500	(20,534)
Increase in other non-current assets	(37,035)	(23,111)	(24,820)
Increase in accounts payable	25,292	33,903	43,844
Decrease in due to related parties			(2,668)
(Decrease) increase in deferred revenue	17,468	14,952	(5,851)
Increase (decrease) in accrued expenses and other payables	(56,693)	(83,260)	22,018
Increase (decrease) in other long-term liabilities	(1,559)	59,095	23,785
Net cash used in operating activities	(12,910)	(167,816)	(128,980)
Cash flows from investing activities
Payments for purchase of property and equipment	(4,260,977)	(1,720,165)	(987,763)
Payments for purchase of intangible assets		(6,000)
Loans advanced to subsidiaries prior to acquisitions		(6,025)	(42,000)
Cash acquired from the business combinations	466	24,916	1,237
Cash paid for the business combinations	(359,372)	(252,780)	(103,600)
Cash paid for the asset acquisitions	(115,167)
Deposits paid for potential acquisitions	(1,000)	(5,000)	(15,000)
Proceeds from sale of property and equipment	13,896		62
Deposits paid for construction of property and equipment	(10,896)	(40,000)
Net cash used in investing activities	(4,733,050)	(2,005,054)	(1,147,064)
Cash flows from financing activities:
Proceeds from short-term borrowings	943,088	553,490	339,777
Proceeds from long-term borrowings	2,814,197	3,086,390	1,269,996
Repayment of short-term borrowings	(776,224)	(381,071)	(433,000)
Repayment of long-term borrowings	(834,154)	(1,401,023)	(373,946)
Payment of issuance cost of borrowings	(91,124)	(62,460)	(57,438)
Proceeds from exercise of stock options	16,866	3,377
Net proceeds from issuance of convertible bonds	1,867,304		327,580
Repayment of a related party loan			(65,474)
Net proceeds from issuance of ordinary shares	1,283,308	649,834	1,221,518
Payment of preferred shares dividends			(76,502)
Payment under capital lease and other financing obligations	(190,718)	(68,670)	(23,897)
Payment of contingent consideration for the acquisition of subsidiaries	(155,737)	(24,139)
Net cash provided by financing activities	4,876,806	2,355,728	2,128,614
Effect of exchange rate changes on cash and restricted cash	206,302	(74,250)	55,499
Net increase in cash and restricted cash	337,148	108,608	908,069
Cash and restricted cash at beginning of year	1,947,600	1,838,992	930,923
Cash and restricted cash at end of year	2,284,748	1,947,600	1,838,992
Supplemental disclosures of cash flow information
Interest paid	633,063	358,748	228,678
Income tax paid	3,371	1,369	5,645
Supplemental disclosures of non-cash investing and financing activities
Payables (settlement of payables) for purchase of property and equipment	(190,351)	(287,327)	128,901
Purchase of property and equipment through capital leases and other financing arrangement	720,753	828,452	568,984
Changes in consideration payable for the acquisition of subsidiaries.	(8,920)	254,470	25,900
Settlement of liability-classified restricted shares award	¥ 6,357	4,462	7,539
Issuance of ordinary shares to settle preference dividend			¥ 266,794
Conversion of convertible bonds		¥ 1,106,227